Document and Entity Information	Apr. 09, 2021
Cover [Abstract]
Entity Registrant Name	Snap-on Inc
Amendment Flag	false
Entity Central Index Key	0000091440
Document Type	8-K
Document Period End Date	Apr. 09, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-7724
Entity Tax Identification Number	39-0622040
Entity Address, Address Line One	2801 80th Street
Entity Address, City or Town	Kenosha
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53143
City Area Code	(262)
Local Phone Number	656-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	SNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false